Schedule of Investments
August 31, 2023 (unaudited)
Towpath Technology Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 87.57%

Biological products (No Diagnostic Substances) - 2.70%
Biogen, Inc. (2)	440	117,638

Computer & Office Equipment - 3.38%
HP, Inc.	3,000	89,130
International Business Machines Corp.	400	58,732

		147,862

Computer Communications Equipment - 4.45%
Cisco Systems, Inc.	3,400	194,990

Computer Storage Devices - 2.21%
NetApp, Inc.	1,260	96,642

Electronic Components & Accessories - 1.44%
Vishay Intertechnology, Inc.	2,300	63,112

Electronic Computers - 4.93%
Apple, Inc.	1,150	216,051

Optical Instruments & Lenses - 2.98%
KLA Corp.	260	130,486

Printed Circuit Boards - 2.33%
TTM Technologies, Inc. (2)	6,849	102,050

Retail-Catalog & Mail-Order Houses - 1.01%
Amazon.com, Inc. (2)	320	44,163

Semiconductors & Related Devices - 2.70%
Photronics, Inc. (2)	4,984	118,420

Services-Business Services - 5.68%
Accenture PLC Class A (Ireland)	395	127,889
Alibaba Group Holding Limited (2)	700	65,030
eBay, Inc.	1,250	55,975

		248,894

Services-Computer Intergrated Systems Design - 0.09%
Open Text Corp. (Canada)	100	4,026

Services-Computer Processing & Data Preparation - 1.75%
DXC Technology Co. (2)	3,700	76,738

Services-Computer Programming Services - 5.16%
Cognizant Technology Solutions Corp. Class A	1,820	130,330
VeriSign, Inc. (2)	460	95,584

		225,914

Services - Computer Programming, Data Processsing, Etc. - 13.72%
Alphabet, Inc. Class A (2)	2,710	369,021
Baidu, Inc. ADR (2)	400	57,132
Meta Platforms, Inc. Class A (2)	590	174,575

		600,728

Services-Management Consulting Services - 7.27%
Booz Allen Hamilton Holding Corp. Class A	780	88,382
CGI, Inc. Class A (Canada) (2)	1,350	140,589
The Hackett Group, Inc.	3,793	89,401

		318,372

Services - Prepackaged Software - 18.06%
Adobe, Inc. (2)	170	95,088
Check Point Software Technologies Ltd. (Israel) (2)	1,230	165,546
DropBox, Inc. Class A (2)	5,100	141,729
Microsoft Corp.	290	95,051
Progress Software Corp.	2,100	127,764
VMWare, Inc. Class A (2)	980	165,404

		790,582

Ship & Boat Building & Repairing - 2.06%
Huntington Ingalls Industries, Inc.	410	90,331

Telephone Communications (No Radiotelephone) - 0.80%
Verizon Communications, Inc.	1,000	34,980

Wholesale-Electronic Parts & Equipment - 4.85%
Arrow Electronics, Inc. (2)	710	94,735
Ituran Location & Control Ltd. (Israel)	3,891	117,819

		212,554

Total Common Stock	(Cost $ 3,202,812)	3,834,533

Money Market Fund - 12.49%

First American Government Obligations Fund Class X, 5.25% (3)	546,788	546,788

Total Money Market Fund	(Cost $ 546,788)	546,788

Total Investments - 100.06%	(Cost $ 3,749,600)	4,381,321

Liabilities in Excess of Other Assets- (0.06%)		(2,581)

Total Net Assets - 100.00%		4,378,740

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$4,381,321	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$4,381,321	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable Rate Security: the Yield Rate shown represents the rate at August 31, 2023.